Patents	12 Months Ended
Oct. 31, 2025
Intangible assets and goodwill [abstract]
Patents [Text Block]

6. Patents

	As at				As at
	November 1,			Foreign	October 31,
	2024	Additions	Disposition	exchange	2025
Cost	$681,288	$-	$-	$-	$681,288
Accumulated amortization	681,288	-	-	-	681,288
Net book value	$-	-	-	-	$-

	As at				As at
	November 1,			Foreign	October 31,
	2023	Additions	Disposition	exchange	2024
Cost	$681,288	$-	$-	$-	$681,288
Accumulated amortization	681,288	-	-	-	681,288
Net book value	$-	-	-	-	$-

The Company holds several patents in the United States for its Multimodal Fluid Condition Sensor Platform. The patents are fully amortized as at October 31, 2025 and 2024.